EXCHANGEABLE NOTES AND OTHER BORROWINGS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2015	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		2045			April 1, 2045
Borrowings, interest rate					4.00%
Conversion rate per ADS					$ 47.112
Principal amount					1,000	$ 99,900,000
Exchange rate price per ADS	$ 79.75				21.88
Financial income		$ 1,220,000	$ 0	$ 233,000
Nominal value	15,100,000	99,900,000			$ 115,000,000
Financial expense		(1,220,000)	1,216,000	$ (233,000)
Purchase of exchangeable notes	12,042,000
Accrued interest on notes	205,000	648,000	$ 643,000
Gain on purchase	$ 468,000
Financial income		$ 1,220,000